Related Party Balance and Transactions - Schedule of Outstanding Balances Due (Details) - Shangzhao (“Cizar”) Hong [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Nature	To meet Company’s working capital needs
Outstanding balances due amount			$ 989,373